Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents
19 Cash and cash equivalents
Accounting policies
Cash and cash equivalents are accounted for at amortised cost and include cash in hand, bank deposits, and short-term highly liquid
investments with original maturity of three months or less which are readily convertible to known amounts of cash and subject to
insignificant risk of changes in fair value. Contractually mandatory deposits in escrow bank accounts are included as restricted cash
and cash equivalents if the deposits are provided as part of the Group’s operating activities and therefore are deemed as held for the
purpose of meeting short
‑
term cash commitments, and the deposits can be released from the escrow account without undue
expenses.

At 31 December
(in USD million) 2023 2022
Cash at bank available 2,295 2,220
Time deposits 1,337 836
Money market funds 1,875 3,106
Interest-bearing securities 2,563 3,276
Restricted cash and cash equivalents, including collateral

deposits
1,572 6,140
Cash and cash equivalents 9,641 15,579
Restricted cash and cash equivalents at 31 December 2023 includes collateral deposits of USD 1,572 million related to trading
activities. Correspondingly, collateral deposits at 31 December 2022 were USD 6,128 million. Collateral deposits are related to certain
requirements of exchanges where Equinor is trading. The terms and conditions related to these requirements are determined by the
respective exchanges.